Critical Accounting Judgements, Estimates and Assumptions (Details) - AUD ($)		12 Months Ended
	Mar. 13, 2025	Jun. 30, 2025	Jun. 30, 2024	Feb. 21, 2025	Jun. 30, 2023
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Income tax expense		$ (6,645,453)	$ (3,546,195)
Cash balance		$ 344,648	24,522		$ 399,224
Convertible notes				$ 1,500,000
Gross proceeds	$ 12,000,000
Maturity date		Jul. 01, 2026
Going Concern [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets		$ 4,125,457	3,562,838
Income tax expense		(6,645,453)	$ (3,546,195)
Cash balance		$ 344,648